CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2012	$ 154	$ 60,048	$ (68,709)	$ (8,507)
Beginning Balance, Shares at Jun. 30, 2012	154,138,423
Private placement of common stock, Shares	2,079,245
Private placement of common stock, Amount	2	426		428
Shares issued for interest, Shares	1,464,435
Shares issued for interest, Amount	2	275		277
Stock-based compensation, Shares	15,000
Stock-based compensation, Amount		939		939
Net loss			(6,594)	(6,594)
Ending Balance, Amount at Jun. 30, 2013	158	61,688	(75,303)	(13,457)
Ending Balance, Shares at Jun. 30, 2013	157,697,103
Shares issued for interest, Shares	4,478,738
Shares issued for interest, Amount	4	485		489
Stock-based compensation, Amount		374		374
Restricted shares for employee compensation, Shares	4,655,000
Restricted shares for employee compensation, Amount	5	357		362
Shares issued for consulting services, Shares	12,000,000
Shares issued for consulting services, Amount	12	948		960
Shares issued for business acquisition, Shares	105,200,000
Shares issued for business acquisition, Amount	105	7,467		7,572
Issuance of common stock to settle payables, related party, Shares	2,156,250
Issuance of common stock to settle payables, related party, Amount	2	170		172
Issuance of common stock to settle trade payable, Shares		25		25
Issuance of common stock to settle trade payable, Amount	250,000
Shares issued for services, Shares		3		3
Shares issued for services, Amount	25,000
Net loss			(6,842)	(6,842)
Ending Balance, Amount at Jun. 30, 2014	$ 286	$ 71,517	$ (82,145)	$ (10,342)
Ending Balance, Shares at Jun. 30, 2014	286,462,091